UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Korea, Republic of South                                                   19.9%
--------------------------------------------------------------------------------
India                                                                      15.9
--------------------------------------------------------------------------------
Brazil                                                                     14.1
--------------------------------------------------------------------------------
Taiwan                                                                     10.3
--------------------------------------------------------------------------------
Mexico                                                                      7.1
--------------------------------------------------------------------------------
South Africa                                                                4.9
--------------------------------------------------------------------------------
Indonesia                                                                   4.9
--------------------------------------------------------------------------------
Turkey                                                                      3.6
--------------------------------------------------------------------------------
Egypt                                                                       3.3
--------------------------------------------------------------------------------
Hong Kong                                                                   3.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Hynix Semiconductor, Inc.                                                   1.5%
--------------------------------------------------------------------------------
Hyundai Motor Co.                                                           1.5
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 1.4
--------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR     1.4
--------------------------------------------------------------------------------
Kia Motors Corp.                                                            1.4
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                   1.3
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                             1.3
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                           1.2
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                      1.2
--------------------------------------------------------------------------------
Sadia SA, Preference                                                        1.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                     8 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asia                        58.8%
Latin America               22.7
Middle East/Africa          13.9
Europe                       2.7
United States/Canada         1.6
Emerging Europe              0.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
                            BEGINNING       ENDING        EXPENSES
                            ACCOUNT         ACCOUNT       PAID DURING
                            VALUE           VALUE         6 MONTHS ENDED
                            (9/1/05)        (2/28/06)     FEBRUARY 28, 2006 1,2
--------------------------------------------------------------------------------
Class A Actual              $1,000.00       $1,334.20     $ 7.78
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,018.15       6.73
--------------------------------------------------------------------------------
Class B Actual               1,000.00        1,329.40      12.24
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,014.33      10.59
--------------------------------------------------------------------------------
Class C Actual               1,000.00        1,329.30      11.95
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,014.58      10.34
--------------------------------------------------------------------------------
Class N Actual               1,000.00        1,332.10       9.52
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,016.66       8.23

                                            ENDING        EXPENSES
                            BEGINNING       ACCOUNT       PAID DURING
                            ACCOUNT         VALUE         PERIOD ENDED
                            VALUE           (2/28/06)     FEBRUARY 28, 2006 2,3
--------------------------------------------------------------------------------
Class Y Actual              $1,000.00       $1,293.80     $ 5.36
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00        1,020.13       4.72

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B, C and N are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3. Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio or that class, multiplied by the average account value over the period, multiplied by 175/365 [to reflect the period from September 7, 2005 (inception of offering) to February 28, 2006].

Those annualized expense ratios based on the 6-month period ended February 28, 2006 for Classes A, B, C and N, and for the period from September 7, 2005 (inception of offering) to February 28, 2006 for Class Y are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.34%
----------------------------
Class B            2.11
----------------------------
Class C            2.06
----------------------------
Class N            1.64
----------------------------
Class Y            0.94

--------------------------------------------------------------------------------


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Amtek Auto Ltd. 1                                  9,513,158      $  74,547,491
--------------------------------------------------------------------------------
Hyundai Mobis                                        518,570         43,739,323
--------------------------------------------------------------------------------
Rico Auto Industries
Ltd. 1,2                                           7,715,655         15,113,314
                                                                  --------------
                                                                    133,400,128

--------------------------------------------------------------------------------
AUTOMOBILES--5.5%
Bajaj Auto Ltd. 2                                    523,100         30,733,233
--------------------------------------------------------------------------------
China Motor Corp. 2                               12,480,000         14,033,428
--------------------------------------------------------------------------------
Hyundai Motor Co.                                  1,599,255        136,042,205
--------------------------------------------------------------------------------
Hyundai Motor
Co. Ltd., Preference                                 359,820         19,302,251
--------------------------------------------------------------------------------
Kia Motors Corp.                                   5,866,635        125,976,284
--------------------------------------------------------------------------------
Mahindra & Mahindra
Ltd. 2                                             3,678,697         48,699,492
--------------------------------------------------------------------------------
PT Astra International
Tbk                                               66,702,500         70,797,181
--------------------------------------------------------------------------------
Ssangyong Motor
Co. 1,2                                            9,903,959         68,077,774
                                                                  --------------
                                                                    513,661,848

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Danubius Hotel
& Spa Rt. 2                                          142,733          3,876,567
--------------------------------------------------------------------------------
Hongkong & Shanghai
Hotels Ltd. (The) 2                               13,587,500         16,101,805
--------------------------------------------------------------------------------
Intralot SA Integrated
Lottery                                              727,660         17,346,347
--------------------------------------------------------------------------------
Jollibee Foods Corp.                              38,294,000         26,665,068
                                                                  --------------
                                                                     63,989,787

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.3%
Consorcio Ara
SA de CV 2                                         6,957,000         29,554,797
--------------------------------------------------------------------------------
Corporacion GEO
SA de CV, Series B 2                              19,813,100         77,550,081
--------------------------------------------------------------------------------
Cyrela Brazil Realty SA
Empreendimentos
e Participacoes 2                                    339,400          6,234,987


                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Cyrela Brazil Realty SA
Empreendimentos
e Participacoes,
GDR 2,3                                              589,620      $ 106,824,404
--------------------------------------------------------------------------------
Humax Co. Ltd. 1                                   2,978,563         84,262,852
--------------------------------------------------------------------------------
LG Electronics, Inc.                                 605,640         49,686,070
--------------------------------------------------------------------------------
LG Electronics, Inc.,
Preference                                           411,010         21,052,051
--------------------------------------------------------------------------------
Rossi Residencial
SA 2                                                 550,000          7,329,880
--------------------------------------------------------------------------------
SARE Holding SA
de CV, Cl. B 1,2                                  45,577,904         56,042,330
--------------------------------------------------------------------------------
Steinhoff International
Holdings Ltd. 2                                   17,641,600         57,878,796
                                                                  --------------
                                                                    496,416,248

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
GS Home Shopping,
Inc. 1                                               524,524         53,356,794
--------------------------------------------------------------------------------
MEDIA--2.1%
Corporacion
Interamericana
de Entretenimiento
SA de CV 2                                        11,154,039         22,361,319
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR 2                                      706,700         55,447,682
--------------------------------------------------------------------------------
Shaw Brothers Ltd.                                 6,985,000          8,193,390
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                     10,547,000         28,768,595
--------------------------------------------------------------------------------
Television Broadcasts
Ltd.                                               4,584,000         25,592,298
--------------------------------------------------------------------------------
Yedang Entertainment
Co. Ltd. 1,2                                       2,639,997         29,674,718
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                 7,379,661         29,435,305
                                                                  --------------
                                                                    199,473,307

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Lojas Americanas
SA, Preference 1                               2,324,246,000        100,040,539
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
JD Group Ltd.                                      1,610,192         23,919,560


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Folli-Follie SA 2                                    296,650      $   8,755,995
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
BEVERAGES--1.3%
Companhia de Bebidas
das Americas, ADR                                    238,200          8,503,740
--------------------------------------------------------------------------------
Companhia de Bebidas
das Americas, ADR,
Preference                                           948,500         40,254,340
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de CV,
Sponsored ADR 2                                      456,900         39,745,731
--------------------------------------------------------------------------------
Serm Suk Public
Co. Ltd. 2                                         7,255,600          3,988,632
--------------------------------------------------------------------------------
United Breweries
Holdings Ltd. 2                                    1,303,297         17,470,837
--------------------------------------------------------------------------------
United Breweries
Ltd.                                                 713,389         17,631,552
                                                                  --------------
                                                                    127,594,832

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
Companhia Brasileira de
Distribuicao Grupo Pao
de Acucar, Sponsored
ADR 2                                              3,176,900        135,018,250
--------------------------------------------------------------------------------
Dairy Farm International
Holdings Ltd. 2                                    3,929,100         13,830,432
--------------------------------------------------------------------------------
Jeronimo Martins
Sociedade Gestora de
Participacoes SA 2                                 1,600,732         26,047,245
--------------------------------------------------------------------------------
Massmart Holdings
Ltd.                                               3,767,712         37,052,958
--------------------------------------------------------------------------------
President Chain Store
Corp. 2                                           12,892,074         28,028,690
                                                                  --------------
                                                                    239,977,575

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Sadia SA, Preference 1                            33,932,000        108,659,101
--------------------------------------------------------------------------------
Tiger Brands Ltd.                                    907,200         22,391,803
--------------------------------------------------------------------------------
Uni-President
Enterprises Corp. 2                               14,130,000          8,055,500
                                                                  --------------
                                                                    139,106,404

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Able C&C 1,2                                         656,655      $  11,114,452
--------------------------------------------------------------------------------
Trent Ltd. 2                                         701,326         14,041,212
                                                                  --------------
                                                                     25,155,664

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Amore Pacific Corp.                                  129,475         45,269,580
--------------------------------------------------------------------------------
Natura Cosmeticos
SA                                                   590,100         34,458,394
                                                                  --------------
                                                                     79,727,974

--------------------------------------------------------------------------------
TOBACCO--2.2%
Eastern Tobacco Co.                                  888,822         48,794,332
--------------------------------------------------------------------------------
ITC Ltd. 2                                        17,976,925         70,019,666
--------------------------------------------------------------------------------
KT&G Corp.                                           505,673         29,944,591
--------------------------------------------------------------------------------
PT Gudang Garam
Tbk 2                                             46,571,500         55,520,699
                                                                  --------------
                                                                    204,279,288

--------------------------------------------------------------------------------
ENERGY--5.7%
--------------------------------------------------------------------------------
OIL & GAS--5.7%
Bharat Petroleum
Corp. Ltd. 2                                       5,615,631         54,935,990
--------------------------------------------------------------------------------
Det Norske Oljeselskap
ASA                                                7,004,686         46,134,604
--------------------------------------------------------------------------------
Hindustan Petroleum
Corp. Ltd. 2                                       6,067,163         44,357,779
--------------------------------------------------------------------------------
Oil & Natural Gas
Corp. Ltd.                                         1,182,510         30,351,313
--------------------------------------------------------------------------------
Pearl Energy Ltd. 2                                3,935,000          4,777,781
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                            1,545,200        135,266,808
--------------------------------------------------------------------------------
Reliance Industries
Ltd. 2                                             5,010,963         80,226,338
--------------------------------------------------------------------------------
Reliance Natural
Resources 2                                        5,010,963            507,038
--------------------------------------------------------------------------------
S-Oil Corp.                                          839,750         60,365,139
--------------------------------------------------------------------------------
S-Oil Corp.,
Preference                                           215,948         11,520,865
--------------------------------------------------------------------------------


                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Sinopec Zhenhai
Refining & Chemical
Co. Ltd., Cl. H                                   19,722,000      $  26,692,919
--------------------------------------------------------------------------------
SK Corp.                                             607,922         37,442,386
                                                                  --------------
                                                                    532,578,960

--------------------------------------------------------------------------------
FINANCIALS--22.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Mirae Asset Securities
Co. Ltd. 2                                           127,991          8,356,982
--------------------------------------------------------------------------------
COMMERCIAL BANKS--12.8%
Banco Bradesco SA,
Preference                                         2,190,946         90,382,326
--------------------------------------------------------------------------------
Banco Latinoamericano
de Exportaciones SA,
Cl. E 1                                            3,824,185         69,179,507
--------------------------------------------------------------------------------
Banco Nossa Caixa
SA                                                 1,360,500         31,060,532
--------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                16,081,325         73,542,958
--------------------------------------------------------------------------------
Bank Leumi
Le-Israel                                         20,900,600         75,541,660
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 2,3                                  1,783,400         21,953,654
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR,
S Shares 2                                         2,406,908         29,629,037
--------------------------------------------------------------------------------
Daegu Bank                                         1,667,800         25,785,932
--------------------------------------------------------------------------------
Grupo Financiero
Banorte SA de CV                                  11,748,400         28,667,218
--------------------------------------------------------------------------------
Grupo Financiero
Inbursa SA de CV 2                                23,827,500         37,305,107
--------------------------------------------------------------------------------
Hana Financial
Group, Inc.                                        1,261,823         53,655,813
--------------------------------------------------------------------------------
HSBC Holdings plc                                  3,230,857         55,399,564
--------------------------------------------------------------------------------
HSBC Holdings plc,
Sponsored ADR                                          3,307            283,377
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR 2                                    2,300,200         70,639,142
--------------------------------------------------------------------------------
Industrial Bank
of Korea 2                                         2,078,790         34,060,543

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Israel Discount Bank,
Cl. A 2                                            7,358,253      $  13,924,909
--------------------------------------------------------------------------------
Jeonbuk Bank 1                                     2,466,548         21,352,092
--------------------------------------------------------------------------------
Kookmin Bank,
Sponsored ADR                                        422,800         32,027,100
--------------------------------------------------------------------------------
Orszagos Takarekpenztar
es Kereskedelmi Bank
Rt. 2                                                243,600          9,122,047
--------------------------------------------------------------------------------
PT Bank Mandiri 2                                227,089,500         39,919,878
--------------------------------------------------------------------------------
Shinhan Financial
Group Co. Ltd.                                     1,288,130         50,742,505
--------------------------------------------------------------------------------
Standard Bank
Group Ltd. 2                                       5,835,561         74,411,754
--------------------------------------------------------------------------------
Standard Chartered
plc 2                                                858,890         22,448,142
--------------------------------------------------------------------------------
TMB Bank Public
Co. Ltd. 2                                       527,198,600         63,360,469
--------------------------------------------------------------------------------
Turkiye Vakiflar
Bankasi TAO, Cl. D 2                              11,185,600         73,632,804
--------------------------------------------------------------------------------
Woori Finance
Holdings Co. Ltd. 2                                4,613,240         90,998,657
                                                                  --------------
                                                                  1,189,026,727

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Tisco Bank Public
Co. Ltd. 1,2                                      30,360,180         21,850,386
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Fubon Financial
Holding Co. Ltd. 2                                82,613,000         74,083,244
--------------------------------------------------------------------------------
Fubon Financial
Holding Co.
Ltd., GDR 2                                        1,624,400         14,538,380
--------------------------------------------------------------------------------
Guoco Group Ltd.                                   2,560,000         31,893,167
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS 2                                       9,094,751         71,660,685
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS,
Sponsored ADR 2                                   11,889,500         23,481,763
--------------------------------------------------------------------------------
Kiatnakin Bank
Public Co. Ltd. 2                                 24,376,620         23,243,740
--------------------------------------------------------------------------------
Korea Investment
Holdings Co. Ltd. 2                                  133,360          5,038,870


                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Reliance Capital
Ventures Ltd. 2                                    5,010,963      $   2,710,617
                                                                  --------------
                                                                    246,650,466

--------------------------------------------------------------------------------
INSURANCE--1.8%
Aksigorta AS 2                                     6,491,905         68,305,171
--------------------------------------------------------------------------------
Cathay Financial
Holding Co. Ltd. 2                                 6,355,000         12,259,380
--------------------------------------------------------------------------------
Liberty Life Assn.
Africa Ltd. 2                                      2,228,783         30,548,834
--------------------------------------------------------------------------------
Old Mutual plc                                    18,351,640         60,438,184
                                                                  --------------
                                                                    171,551,569

--------------------------------------------------------------------------------
REAL ESTATE--3.6%
Hang Lung
Development Co.                                   15,450,000         33,978,848
--------------------------------------------------------------------------------
Henderson Land
Development
Co. Ltd.                                          15,602,000         83,098,156
--------------------------------------------------------------------------------
Link REIT (The) 2                                 19,891,000         43,364,229
--------------------------------------------------------------------------------
Medinet Nasr for
Housing &
Development Co. 1                                  1,304,396         26,880,738
--------------------------------------------------------------------------------
Midland Holdings
Ltd. 1                                            68,526,000         42,683,521
--------------------------------------------------------------------------------
SM Prime Holdings,
Inc. 2                                           443,971,755         68,699,691
--------------------------------------------------------------------------------
Solidere, GDR 2,3                                  1,557,045         31,919,423
                                                                  --------------
                                                                    330,624,606

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Housing Development
Finance Corp. Ltd. 2                               3,554,700        109,267,650
--------------------------------------------------------------------------------
HEALTH CARE--2.1%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Diagnosticos
da America 1,2                                     3,440,200         85,782,242
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Cipla Ltd. 2                                       2,096,973         26,151,183
--------------------------------------------------------------------------------
Divi's Laboratories
Ltd. 1,2                                             788,816         30,497,916
--------------------------------------------------------------------------------
Ranbaxy Laboratories
Ltd.                                               2,822,975         27,279,909
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Sun Pharmaceutical
Industries Ltd.                                    1,402,063      $  24,489,184
                                                                  --------------
                                                                    108,418,192

--------------------------------------------------------------------------------
INDUSTRIALS--10.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Bharat Electronics
Ltd.                                                 637,400         15,836,745
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica SA                                  3,094,000         30,087,638
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica SA,
Preference                                         4,544,500         46,012,126
                                                                  --------------
                                                                     91,936,509

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Sinotrans Ltd. 1                                  91,054,000         39,013,363
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.0%
Continental Engineering
Corp. 2                                           14,307,000          6,005,733
--------------------------------------------------------------------------------
Empresas ICA SA
de CV 2                                           17,906,583         54,104,377
--------------------------------------------------------------------------------
Gafisa SA 2                                          695,600          8,058,281
--------------------------------------------------------------------------------
GS Engineering &
Construction Corp.                                   324,560         17,559,628
--------------------------------------------------------------------------------
Hyundai Development
Co.                                                  556,520         25,312,660
--------------------------------------------------------------------------------
Hyundai Engineering
& Construction
Co. Ltd. 2                                         1,394,074         67,261,000
--------------------------------------------------------------------------------
Impulsora del Desarrollo
y el Empleo en America
Latina SA de CV 2                                 36,252,500         45,579,516
--------------------------------------------------------------------------------
Joongang Construction
Co. Ltd. 2                                           325,260          7,911,445
--------------------------------------------------------------------------------
Kolon Engineering
& Construction
Co. Ltd.                                             388,900          4,655,682
--------------------------------------------------------------------------------
Kyeryong Construction
Industrial Co. Ltd. 1                                614,082         20,426,981
--------------------------------------------------------------------------------
Murray & Roberts
Holdings Ltd. 2                                    7,157,100         26,449,585
                                                                  --------------
                                                                    283,324,888


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
Bharat Heavy
Electricals Ltd.                                   1,049,461      $  48,046,470
--------------------------------------------------------------------------------
Merry Electronics
Co. Ltd. 1,2                                       8,319,000         26,140,255
--------------------------------------------------------------------------------
Motech Industries,
Inc. 1,2                                           4,537,000        100,827,404
                                                                  --------------
                                                                    175,014,129

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
Koc Holding AS 2                                  11,493,206         69,689,273
--------------------------------------------------------------------------------
LG Chemical Ltd.                                     704,130         24,411,253
                                                                  --------------
                                                                     94,100,526

--------------------------------------------------------------------------------
MACHINERY--2.4%
Hyundai Heavy
Industries Co. Ltd.                                1,469,406        116,563,095
--------------------------------------------------------------------------------
Larsen & Toubro
Ltd. 2                                             1,877,531        101,645,351
                                                                  --------------
                                                                    218,208,446

--------------------------------------------------------------------------------
ROAD & RAIL--1.0%
All America
Latina Logistica                                   1,288,920         70,713,059
--------------------------------------------------------------------------------
All America Latina
Logistica, GDR 4                                     118,900          6,500,263
--------------------------------------------------------------------------------
Gateway Distriparks
Ltd.                                               2,828,000         15,770,372
                                                                  --------------
                                                                     92,983,694

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
LG International
Corp.                                                135,900          3,197,227
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Grupo Aeroportuario
del Pacifico SA de
CV, ADR 2                                            355,800         10,247,040
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Inventec Appliances
Corp. 2                                            6,125,000         37,547,178
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.5%
High Tech Computer
Corp. 2                                            1,672,400         36,114,929

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Hon Hai Precision
Industry Co. Ltd. 2                               14,500,000      $  91,589,490
--------------------------------------------------------------------------------
Lite-On Technology
Corp. 2                                           59,653,075         80,570,691
--------------------------------------------------------------------------------
Mitac International
Corp. 2                                           28,000,000         39,391,395
--------------------------------------------------------------------------------
Quanta Computer,
Inc. 2                                            54,330,650         82,835,350
                                                                  --------------
                                                                    330,501,855

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
AU Optronics
Corp. 2                                           10,495,000         16,928,685
--------------------------------------------------------------------------------
Synnex Technology
International Corp. 2                             28,680,080         35,573,357
--------------------------------------------------------------------------------
Varitronix
International Ltd. 1                              29,336,000         21,408,413
                                                                  --------------
                                                                     73,910,455

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
Inventec Co. Ltd. 2                               58,936,000         36,000,244
--------------------------------------------------------------------------------
Mobilians Co. Ltd. 1,2                               387,602          4,413,841
--------------------------------------------------------------------------------
NCsoft Corp. 2                                       405,471         27,120,630
--------------------------------------------------------------------------------
NHN Corp. 2                                          111,064         31,235,048
                                                                  --------------
                                                                     98,769,763

--------------------------------------------------------------------------------
IT SERVICES--3.2%
HCL Technologies
Ltd.                                               5,098,816         70,243,316
--------------------------------------------------------------------------------
Infosys Technologies
Ltd.                                               1,897,600        121,247,104
--------------------------------------------------------------------------------
Tata Consultancy
Services Ltd.                                      2,706,335        103,962,384
                                                                  --------------
                                                                    295,452,804

--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT--4.1%
Hynix
Semiconductor, Inc. 2                              4,140,428        139,517,345
--------------------------------------------------------------------------------
Mtekvision Co. Ltd. 1                                909,675         27,809,544


                    18 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT Continued
Powerchip
Semiconductor
Corp. 2                                           58,000,000      $  35,436,560
--------------------------------------------------------------------------------
Sunplus Technology
Co. Ltd. 1,2                                      50,919,000         60,984,685
--------------------------------------------------------------------------------
Telechips, Inc. 1                                    655,280         17,990,400
--------------------------------------------------------------------------------
United
Microelectronics
Corp. 2                                          179,576,000        105,176,402
                                                                  --------------
                                                                    386,914,936

--------------------------------------------------------------------------------
SOFTWARE--0.1%
Patni Computer
Systems Ltd. 2                                       673,135          7,073,702
--------------------------------------------------------------------------------
MATERIALS--5.0%
--------------------------------------------------------------------------------
CHEMICALS--0.5%
Finetec Corp. 1                                    1,913,045         21,287,841
--------------------------------------------------------------------------------
Jubilant Organosys
Ltd. 2                                                94,160          2,315,241
--------------------------------------------------------------------------------
Petkim Petrokimya
Holding AS 2                                       3,753,102         20,898,112
                                                                  --------------
                                                                     44,501,194

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.0%
Cemex SA de CV,
Sponsored ADR 2                                    1,502,994         92,824,909
--------------------------------------------------------------------------------
METALS & MINING--3.5%
Anglo Platinum
Ltd. 2                                             1,250,261         99,761,601
--------------------------------------------------------------------------------
Companhia de Minas
Buenaventura SA,
Sponsored ADR                                        401,700         10,532,574
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, Sponsored
ADR                                                1,470,700         59,857,490
--------------------------------------------------------------------------------
Harmony Gold Mining
Co. Ltd., Sponsored
ADR 2                                              1,086,000         15,193,140
--------------------------------------------------------------------------------
Highland Gold Mining
Ltd. 2                                             2,215,226         11,540,671
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                        376,467         63,758,929

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
PT Aneka
Tambang Tbk 1,2                                  148,199,900      $  64,486,093
                                                                  --------------
                                                                    325,130,498

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Suzano Bahia Sul
Paper e Celulose SA                                   59,600            405,847
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
Bharti Tele-Ventures
Ltd. 2                                             6,843,100         55,803,529
--------------------------------------------------------------------------------
Magyar Telekom 2                                   3,851,880         17,676,555
--------------------------------------------------------------------------------
Orascom Telecom
Holding SAE                                        1,501,426         89,885,675
--------------------------------------------------------------------------------
PT Indosat Tbk 2                                 178,089,000        101,378,043
--------------------------------------------------------------------------------
PT Telekomunikasi
Indonesia Tbk 2                                  175,207,000        116,625,728
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                   3,192,585         83,892,745
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference                                           253,100          4,827,196
                                                                  --------------
                                                                    470,089,471

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.1%
Advanced Info
Service Public
Co. Ltd. 2                                        16,188,900         38,865,532
--------------------------------------------------------------------------------
America Movil SA
de CV, Series L                                    2,969,700        103,137,681
--------------------------------------------------------------------------------
Hutchison
Telecommunications
International Ltd. 2                              12,401,000         19,017,505
--------------------------------------------------------------------------------
Reliance
Communication
Ventures Ltd. 2                                    5,010,963         20,776,115
--------------------------------------------------------------------------------
Shin Corp. Public Co.
Ltd. (Holding Co.) 2                              68,995,400         85,560,647
--------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                  157,288         32,659,719
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                          3,477,000         83,969,550


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Telesp Celular
Participacoes SA,
ADR 2                                                475,200      $   2,352,240
--------------------------------------------------------------------------------
Vodafone Egypt
Telecommunications
Co. SAE                                            4,769,594         84,066,304
                                                                  --------------
                                                                    470,405,293

--------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Centrais Electricas
Brasileiras SA,
Preference, Cl. B 2                            1,570,596,700         34,503,572
--------------------------------------------------------------------------------
Companhia Energetica
de Minas Gerais,
Preference                                        55,967,000          2,872,806
--------------------------------------------------------------------------------
Eletropaulo
Metropolitana SA,
Preference 2                                   1,137,757,400         56,102,933
--------------------------------------------------------------------------------
NTPC Ltd.                                          5,253,619         15,562,103
--------------------------------------------------------------------------------
Reliance Energy
Ventures Ltd. 2                                    5,010,963          4,844,025
                                                                  --------------
                                                                    113,885,439

--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                    9,409,920         57,979,130
                                                                  --------------
Total Common Stocks
(Cost $6,295,030,751)                                             9,026,382,019


                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Trent Ltd., 2% Sec.
Debs., 7/7/10 [INR]
(Cost $743,371)                                   32,425,500            638,623

                                                                          VALUE
                                                       UNITS         SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Trent Ltd. Wts.,
Exp. 1/7/10 2
(Cost $0)                                             63,757      $     483,848

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------
Undivided interest of 35.40% in joint repurchase
agreement (Principal Amount/Value $400,738,000,
with a maturity value of $400,787,981) with
Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.49%, dated 2/28/06, to be
repurchased at $141,863,691 on 3/1/06,
collateralized by U.S. Treasury Bills, 5/4/06,
with a value of $49,625,000 and U.S. Treasury
Bonds, 2.375%--8%, 8/15/06-- 11/15/21, with a
value of $359,989,701 (Cost $141,846,000)       $141,846,000        141,846,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $6,437,620,122)                                   98.3%     9,169,350,490
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                           1.7        156,171,328
                                                  ------------------------------
NET ASSETS                                             100.0%    $9,325,521,818
                                                  ==============================


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR              Indian Rupee

1. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2006. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2006 amounts to $1,303,904,587.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES             GROSS             GROSS                   SHARES
                                             AUGUST 31, 2005         ADDITIONS        REDUCTIONS        FEBRUARY 28, 2006
-------------------------------------------------------------------------------------------------------------------------
Able C&C                                             537,778           124,981              6,104                 656,655
Aksigorta AS*                                      8,762,905                --          2,271,000               6,491,905
Amtek Auto Ltd.                                    7,296,853         2,304,705             88,400               9,513,158
Banco Latinoamericano
de Exportaciones SA, Cl. E                         3,805,885            53,800             35,500               3,824,185
Coca-Cola Femsa SA de CV,
Sponsored ADR                                      1,360,000                --          1,360,000                      --
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar, Sponsored ADR*                2,892,100           311,400             26,600               3,176,900
Corporacion GEO SA de CV, Series B*               28,915,000                --          9,101,900              19,813,100
Courts (Singapore) Ltd.                           11,425,000                --         11,425,000                      --
Diagnosticos da America                            2,139,100         1,388,000             86,900               3,440,200
Divi's Laboratories Ltd.                             796,149                --              7,333                 788,816
Finetec Corp.                                      1,538,406           388,809             14,170               1,913,045
GS Home Shopping, Inc.                               698,292                --            173,768                 524,524
Humax Co. Ltd.                                     1,272,452         1,726,804             20,693               2,978,563
Jeonbuk Bank                                              --         2,477,728**           11,180               2,466,548
Kiatnakin Finance Public Co. Ltd.*                25,718,220         2,408,200          3,749,800              24,376,620
Kyeryong Construction Industrial Co. Ltd.            657,218                --             43,136                 614,082
Lojas Americanas SA, Preference                2,226,500,000       390,164,000        292,418,000           2,324,246,000
Medinet Nasr for Housing
& Development Co.                                  1,316,496                --             12,100               1,304,396
Merry Electronics Co. Ltd.                                --         8,319,000                 --               8,319,000
Midland Holdings Ltd.                             31,122,000        37,766,000            362,000              68,526,000
Mobilians Co. Ltd.                                        --           489,222            101,620                 387,602
Motech Industries, Inc.                                   --         4,965,000            428,000               4,537,000
Mtekvision Co. Ltd.                                  823,668            94,289              8,282                 909,675
PT Aneka Tambang Tbk                             178,972,100                --         30,772,200             148,199,900
Rico Auto Industries Ltd.                                 --         7,715,655                 --               7,715,655
Sadia SA, Preference                              16,547,000        17,567,000            182,000              33,932,000
SARE Holding SA de CV, Cl. B                       1,174,416        44,753,009            349,521              45,577,904
Sinotrans Ltd.                                    91,900,000                --            846,000              91,054,000
Ssangyong Motor Co.                                7,796,210         2,204,829             97,080               9,903,959
Sunplus Technology Co. Ltd.                               --        50,919,000                 --              50,919,000
Telechips, Inc.                                      608,145            55,376              8,241                 655,280
Tisco Bank Public Co. Ltd.                        16,493,280        14,035,600            168,700              30,360,180
United Breweries Holdings Ltd.*                    1,465,724                --            162,427               1,303,297
United Breweries Ltd.*                               719,989                --              6,600                 713,389
Varitronix International Ltd.                     11,577,000        17,968,000            209,000              29,336,000
Yedang Entertainment Co. Ltd.                             --         2,651,447             11,450               2,639,997


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         VALUE           DIVIDEND                REALIZED
                                                                    SEE NOTE 1             INCOME              GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Able C&C                                                        $   11,114,452         $       --             $  (188,251)
Aksigorta AS*                                                               --*                --              14,464,637
Amtek Auto Ltd.                                                     74,547,491            295,112                 (84,640)
Banco Latinoamericano de Exportaciones SA, Cl. E                    69,179,507          1,144,511                (234,655)
Coca-Cola Femsa SA de CV, Sponsored ADR                                     --                 --               8,232,349
Companhia Brasileira de Distribuicao Grupo Pao
de Acucar, Sponsored ADR*                                                   --*                --                  (1,991)
Corporacion GEO SA de CV, Series B*                                         --*                --              21,160,038
Courts (Singapore) Ltd.                                                     --                 --                 (42,532)
Diagnosticos da America                                             85,782,242                 --                 407,443
Divi's Laboratories Ltd.                                            30,497,916                 --                  (3,105)
Finetec Corp.                                                       21,287,841            196,259                   4,240
GS Home Shopping, Inc.                                              53,356,794          1,354,360               4,853,769
Humax Co. Ltd.                                                      84,262,852            288,509                 (51,016)
Jeonbuk Bank                                                        21,352,092            168,841                 (13,030)
Kiatnakin Finance Public Co. Ltd.*                                          --*                --              (1,296,841)
Kyeryong Construction Industrial Co. Ltd.                           20,426,981            421,850                (247,668)
Lojas Americanas SA, Preference                                    100,040,539            867,140               6,477,936
Medinet Nasr for Housing & Development Co.                          26,880,738            736,147                  62,731
Merry Electronics Co. Ltd.                                          26,140,255                 --                      --
Midland Holdings Ltd.                                               42,683,521            401,111                 (66,976)
Mobilians Co. Ltd.                                                   4,413,841                 --                (599,781)
Motech Industries, Inc.                                            100,827,404                 --                 942,526
Mtekvision Co. Ltd.                                                 27,809,544            749,461                   2,448
PT Aneka Tambang Tbk                                                64,486,093                 --               3,078,632
Rico Auto Industries Ltd.                                           15,113,314                 --                      --
Sadia SA, Preference                                               108,659,101          2,140,927                 (51,719)
SARE Holding SA de CV, Cl. B                                        56,042,330                 --                   4,501
Sinotrans Ltd.                                                      39,013,363            431,658                 (82,801)
Ssangyong Motor Co.                                                 68,077,774                 --                 (89,623)
Sunplus Technology Co. Ltd.                                         60,984,685                 --                      --
Telechips, Inc.                                                     17,990,400             84,971                  (4,476)
Tisco Bank Public Co. Ltd.                                          21,850,386                 --                 (16,586)
United Breweries Holdings Ltd.*                                             --*                --               1,471,001
United Breweries Ltd.*                                                      --*            24,376                  26,490
Varitronix International Ltd.                                       21,408,413            216,174                 (38,609)
Yedang Entertainment Co. Ltd.                                       29,674,718                 --                 (17,652)
                                                                ---------------------------------------------------------
                                                                $1,303,904,587         $9,521,407             $58,056,789
                                                                =========================================================

*  No longer an affiliate as of February 28, 2006

** A portion of the transactions (81,974) was the result of a stock dividend.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $160,697,481 or 1.72% of the Fund's net assets as of February 28, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of February 28, 2006 was $6,500,263, which represents 0.07% of the Fund's net assets. In addition, the Fund has restricted currency of $7,172,139, which represents 0.08% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     VALUE           PERCENT
--------------------------------------------------------------------------------
Korea, Republic of South                      $ 1,822,148,718              19.9%
India                                           1,461,334,219              15.9
Brazil                                          1,296,001,739              14.1
Taiwan                                            942,120,980              10.3
Mexico                                            652,567,788               7.1
South Africa                                      451,366,960               4.9
Indonesia                                         448,727,622               4.9
Turkey                                            327,667,808               3.6
Egypt                                             301,209,740               3.3
Hong Kong                                         284,905,414               3.1
Thailand                                          236,869,406               2.6
Israel                                            163,009,527               1.8
United States                                     141,846,000               1.5
United Kingdom                                    138,569,267               1.5
Philippines                                        95,364,759               1.0
Panama                                             69,179,507               0.8
China                                              65,706,282               0.7
Norway                                             46,134,604               0.5
Bermuda                                            35,238,845               0.4
Singapore                                          33,546,376               0.4
Lebanon                                            31,919,423               0.4
Hungary                                            30,675,169               0.3
Greece                                             26,102,342               0.3
Portugal                                           26,047,245               0.3
Cayman Islands                                     19,017,505               0.2
Jersey, Channel Islands                            11,540,671               0.1
Peru                                               10,532,574               0.1
                                              ----------------------------------
Total                                         $ 9,169,350,490             100.0%
                                              ==================================


                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $5,531,862,629)                     $7,865,445,903
Affiliated companies (cost $905,757,493)                          1,303,904,587
                                                                 ---------------
                                                                  9,169,350,490
--------------------------------------------------------------------------------
Cash                                                                  8,199,774
--------------------------------------------------------------------------------
Cash--foreign currencies (cost $155,304,022)                        155,234,011
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                   143,734
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                  129,893,531
Investments sold                                                     40,668,467
Interest and dividends                                               24,187,520
Other                                                                    71,365
                                                                 ---------------
Total assets                                                      9,527,748,892

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                     7,645
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                               154,650,757
Shares of beneficial interest redeemed                               25,647,975
Foreign capital gains tax                                            16,233,466
Distribution and service plan fees                                    3,290,473
Transfer and shareholder servicing agent fees                           965,001
Trustees' compensation                                                  261,819
Shareholder communications                                              144,905
Other                                                                 1,025,033
                                                                 ---------------
Total liabilities                                                   202,227,074

--------------------------------------------------------------------------------
NET ASSETS                                                       $9,325,521,818
                                                                 ===============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                  $6,285,817,686
--------------------------------------------------------------------------------
Accumulated net investment loss                                     (45,632,510)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                               369,442,528
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies       2,715,894,114
                                                                 ---------------
NET ASSETS                                                       $9,325,521,818
                                                                 ===============


                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,571,123,463 and 190,625,707 shares of beneficial
interest outstanding)                                                   $ 39.72
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                      $ 42.14
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $366,631,076 and 9,310,816 shares of beneficial
interest outstanding)                                                   $ 39.38
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $987,826,667 and 25,377,822 shares of beneficial
interest outstanding)                                                   $ 38.92
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $217,986,830 and 5,569,766 shares of beneficial
interest outstanding)                                                   $ 39.14
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $181,953,782 and 4,584,885 shares of
beneficial interest outstanding)                                        $ 39.69

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding
taxes of $4,898,505)                                               $ 47,825,138
Affiliated companies (net of foreign withholding
taxes of $969,947)                                                    9,521,407
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $2)                     3,612,318
--------------------------------------------------------------------------------
Other income                                                             13,931
                                                                   -------------
Total investment income                                              60,972,794

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      28,729,389
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               6,753,012
Class B                                                               1,421,186
Class C                                                               3,331,056
Class N                                                                 358,292
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               4,340,830
Class B                                                                 241,955
Class C                                                                 427,789
Class N                                                                 165,506
Class Y                                                                   5,547
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 243,967
Class B                                                                  27,866
Class C                                                                  32,237
Class N                                                                   2,351
Class Y                                                                      29
--------------------------------------------------------------------------------
Custodian fees and expenses                                           1,882,882
--------------------------------------------------------------------------------
Trustees' compensation                                                  156,205
--------------------------------------------------------------------------------
Other                                                                   388,628
                                                                   -------------
Total expenses                                                       48,508,727

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                12,464,067


                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
 Unaffiliated companies                                          $  370,698,301
 Affiliated companies                                                58,056,789
Foreign currency transactions                                        19,668,492
                                                                 ---------------
Net realized gain                                                   448,423,582
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $16,233,466)     1,284,318,573
Translation of assets and liabilities denominated in foreign
currencies                                                          143,893,861
                                                                 ---------------
Net change in unrealized appreciation                             1,428,212,434

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,889,100,083
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS               YEAR
                                                                                           ENDED              ENDED
                                                                               FEBRUARY 28, 2006         AUGUST 31,
                                                                                      (UNAUDITED)              2005
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    12,464,067    $    61,764,538
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    448,423,582        160,898,642
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              1,428,212,434        952,477,007
                                                                                 -----------------------------------
Net increase in net assets resulting from operations                               1,889,100,083      1,175,140,187

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (68,674,341)       (31,307,183)
Class B                                                                               (1,913,075)          (879,176)
Class C                                                                               (5,631,507)        (1,898,747)
Class N                                                                               (1,612,601)          (545,843)
Class Y                                                                               (1,210,159)                --
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                             (168,966,174)       (10,889,372)
Class B                                                                               (8,946,574)          (742,531)
Class C                                                                              (20,858,213)        (1,173,811)
Class N                                                                               (4,578,511)          (217,007)
Class Y                                                                               (2,421,013)                --

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            2,142,232,098      1,608,133,391
Class B                                                                               74,279,519         42,129,047
Class C                                                                              378,428,165        173,879,187
Class N                                                                               84,775,119         53,161,881
Class Y                                                                              165,990,240                 --

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                     4,449,993,056      3,004,790,023
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                4,875,528,762      1,870,738,739
                                                                                 -----------------------------------
End of period (including accumulated net investment
income (loss) of $(45,632,510) and $20,945,106, respectively)                    $ 9,325,521,818    $ 4,875,528,762
                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                          FEBRUARY 28, 2006                                                           AUGUST 31,
 CLASS A                                        (UNAUDITED)           2005           2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     31.11     $    21.09     $    16.92     $  13.43     $  12.93     $  16.85
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .08 1          .55 1          .48          .19          .25          .21
Net realized and unrealized gain (loss)               10.09           9.97           4.31         3.50          .45        (3.54)
                                                ----------------------------------------------------------------------------------
Total from investment operations                      10.17          10.52           4.79         3.69          .70        (3.33)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.45)          (.37)          (.62)        (.20)        (.20)        (.20)
Distributions from net realized gain                  (1.11)          (.13)            --           --           --         (.39)
                                                ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (1.56)          (.50)          (.62)        (.20)        (.20)        (.59)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     39.72     $    31.11     $    21.09     $  16.92     $  13.43     $  12.93
                                                ==================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    33.42%         50.42%         28.61%       27.93%        5.44%      (20.08)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 7,571,123     $4,104,558     $1,549,854     $588,450     $337,405     $167,178
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 5,574,079     $2,739,224     $1,145,452     $374,841     $257,746     $153,027
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.48%          2.01%          1.64%        1.42%        1.91%        1.76%
Total expenses                                         1.34%          1.43%          1.52%        1.81%        1.81%        1.69%
Expenses after payments and waivers and
reduction to custodian expenses                        1.34%          1.43%          1.52%        1.76%        1.77%        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  23%            28%            15%           6%          10%          16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                          FEBRUARY 28, 2006                                                           AUGUST 31,
CLASS B                                         (UNAUDITED)           2005           2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     30.78     $    20.87     $    16.79     $  13.32     $  12.82     $  16.70
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.05) 1         .31 1          .12          .09          .15          .12
Net realized and unrealized gain (loss)               10.00           9.88           4.46         3.47          .44        (3.53)
                                                ----------------------------------------------------------------------------------
Total from investment operations                       9.95          10.19           4.58         3.56          .59        (3.41)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.24)          (.15)          (.50)        (.09)        (.09)        (.08)
Distributions from net realized gain                  (1.11)          (.13)            --           --           --         (.39)
                                                ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (1.35)          (.28)          (.50)        (.09)        (.09)        (.47)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     39.38     $    30.78     $    20.87     $  16.79     $  13.32     $  12.82
                                                ==================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    32.94%         49.14%         27.50%       26.98%        4.61%      (20.67)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $   366,631     $  222,723     $  119,749     $ 84,705     $ 63,005     $ 45,393
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   287,984     $  169,763     $  117,271     $ 62,676     $ 54,744     $ 48,135
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.30)%         1.15%          0.61%        0.66%        1.14%        0.92%
Total expenses                                         2.11%          2.24%          2.41%        2.67%        2.58%        2.46%
Expenses after payments and waivers and
reduction to custodian expenses                        2.11%          2.24%          2.41%        2.52%        2.54%        2.46%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  23%            28%            15%           6%          10%          16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                          FEBRUARY 28, 2006                                                           AUGUST 31,
CLASS C                                         (UNAUDITED)           2005           2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     30.49     $    20.70     $    16.67     $  13.25     $  12.78     $  16.68
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.04) 1         .34 1          .31          .10          .17          .12
Net realized and unrealized gain (loss)                9.88           9.79           4.25         3.44          .41        (3.52)
                                                ----------------------------------------------------------------------------------
Total from investment operations                       9.84          10.13           4.56         3.54          .58        (3.40)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.30)          (.21)          (.53)        (.12)        (.11)        (.11)
Distributions from net realized gain                  (1.11)          (.13)            --           --           --         (.39)
                                                ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (1.41)          (.34)          (.53)        (.12)        (.11)        (.50)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     38.92     $    30.49     $    20.70     $  16.67     $  13.25     $  12.78
                                                ==================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    32.93%         49.29%         27.60%       27.05%        4.54%      (20.68)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $   987,827     $  450,012     $  175,025     $ 77,081     $ 46,722     $ 20,864
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   675,432     $  294,791     $  145,460     $ 52,236     $ 33,334     $ 19,646
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.23)%         1.28%          0.83%        0.66%        1.15%        0.94%
Total expenses                                         2.06%          2.17%          2.31%        2.57%        2.57%        2.46%
Expenses after payments and waivers and
reduction to custodian expenses                        2.06%          2.17%          2.31%        2.52%        2.53%        2.46%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  23%            28%            15%           6%          10%          16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                          FEBRUARY 28, 2006                                                            AUGUST 31,
CLASS N                                         (UNAUDITED)           2005           2004         2003         2002       2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     30.67     $    20.84     $    16.77     $  13.36     $  12.91     $  15.26
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .03 2          .45 2          .45          .22          .32          .05
Net realized and unrealized gain (loss)                9.94           9.83           4.22         3.41          .34        (2.40)
                                                ----------------------------------------------------------------------------------
Total from investment operations                       9.97          10.28           4.67         3.63          .66        (2.35)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.39)          (.32)          (.60)        (.22)        (.21)          --
Distributions from net realized gain                  (1.11)          (.13)            --           --           --           --
                                                ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (1.50)          (.45)          (.60)        (.22)        (.21)          --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     39.14     $    30.67     $    20.84     $  16.77     $  13.36     $  12.91
                                                ==================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    33.21%         49.84%         28.16%       27.73%        5.13%      (15.40)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $   217,987     $   98,236     $   26,110     $  8,709     $  1,741     $     77
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   148,575     $   57,727     $   18,770     $  4,196     $    686     $     35
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  0.19%          1.67%          1.31%        1.27%        1.68%        1.63%
Total expenses                                         1.64%          1.82%          1.99%        2.08%        2.04%        1.96%
Expenses after payments and waivers
and reduction to custodian expenses                    1.64%          1.80%          1.88%        1.99%        2.00%        1.96%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  23%            28%            15%           6%          10%          16%

1. For the period from March 1, 2001 (inception of offering) to August 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                         PERIOD
                                                                          ENDED
                                                            FEBRUARY 28, 2006 1
CLASS Y                                                             (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $    32.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                     .17
Net realized and unrealized gain                                           9.04
                                                                     -----------
Total from investment operations                                           9.21
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       (.56)
Distributions from net realized gain                                      (1.11)
                                                                     -----------
Total dividends and/or distributions to shareholders                      (1.67)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $    39.69
                                                                     ===========

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                        29.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $  181,954
--------------------------------------------------------------------------------
Average net assets (in thousands)                                    $   80,929
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                      0.98%
Total expenses                                                             0.94%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                      23%

1. For the period from September 7, 2005 (inception of offering) to February 28, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the


                    34 | OPPENHEIMER DEVELOPING MARKETS FUND mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2006, the Fund's projected benefit obligations were increased by $91,228 and payments of $21,653 were made to retired trustees, resulting in an accumulated liability of $193,167 as of February 28, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                    36 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At February 28, 2006, the Fund had $8,896 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    37 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED FEBRUARY 28, 2006 1           YEAR ENDED AUGUST 31, 2005
                                              SHARES            AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      74,428,050    $2,697,285,168        88,754,718    $ 2,427,698,410
Dividends and/or
distributions reinvested                   5,747,451       200,471,052         1,371,503         34,603,027
Redeemed                                 (21,495,943)     (755,524,122) 2    (31,652,270)      (854,168,046) 3
                                         ---------------------------------------------------------------------
Net increase                              58,679,558    $2,142,232,098        58,473,951    $ 1,608,133,391
                                         =====================================================================

--------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       2,783,132    $   99,603,402         2,990,642    $    82,326,626
Dividends and/or
distributions reinvested                     273,772         9,483,455            57,208          1,437,052
Redeemed                                    (980,958)      (34,807,338) 2     (1,550,934)       (41,634,631) 3
                                         ---------------------------------------------------------------------
Net increase                               2,075,946    $   74,279,519         1,496,916    $    42,129,047
                                         =====================================================================

--------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                      11,389,203    $  406,591,148         8,093,292    $   221,658,558
Dividends and/or
distributions reinvested                     599,499        20,526,830           103,479          2,573,527
Redeemed                                  (1,369,962)      (48,689,813) 2     (1,891,282)       (50,352,898) 3
                                         ---------------------------------------------------------------------
Net increase                              10,618,740    $  378,428,165         6,305,489    $   173,879,187
                                         =====================================================================

--------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                       2,815,619    $  101,315,091         2,555,275    $    69,740,342
Dividends and/or
distributions reinvested                     172,439         5,930,182            30,025            749,123
Redeemed                                    (621,494)      (22,470,154) 2       (634,917)       (17,327,584) 3
                                         ---------------------------------------------------------------------
Net increase                               2,366,564    $   84,775,119         1,950,383    $    53,161,881
                                         =====================================================================

--------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       5,042,262    $  181,372,798                --    $            --
Dividends and/or
distributions reinvested                      53,371         1,858,366                --                 --
Redeemed                                    (510,748)      (17,240,924) 2             --                 --
                                         ---------------------------------------------------------------------
Net increase                               4,584,885    $  165,990,240                --    $            --
                                         =====================================================================

1. For the six months ended February 28, 2006, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to February 28, 2006, for Class Y shares.

2. Net of redemption fees of $62,195, $3,213, $7,536, $1,658 and $903 for Class
A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $67,827, $4,203, $7,299 and $1,429 for Class A, Class B, Class C and Class N, respectively.


                    38 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                     PURCHASES                          SALES
--------------------------------------------------------------------------------
 Investment securities          $3,920,195,961                 $1,479,515,807

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2006 management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million, 0.85% of the next $6 billion, 0.80% of the next $3 billion and 0.75% of average annual net assets over $10 billion. Prior to January 1, 2006 the advisory fee was 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $4,932,743 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                    39 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $3,797,985, $7,570,034 and $1,187,202, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                 CLASS A         CLASS B          CLASS C          CLASS N
                               CLASS A        CONTINGENT      CONTINGENT       CONTINGENT       CONTINGENT
                             FRONT-END          DEFERRED        DEFERRED         DEFERRED         DEFERRED
                         SALES CHARGES     SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES
                           RETAINED BY       RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED           DISTRIBUTOR       DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
February 28, 2006           $1,343,370               $--        $150,543          $83,944          $26,675

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                    40 | OPPENHEIMER DEVELOPING MARKETS FUND

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                         CONTRACT
                                    EXPIRATION             AMOUNT   VALUATION AS OF       UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                     DATES             (000S)     FEB. 28, 2006     APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hungarian Forint [HUF]                  3/1/06         56,286 HUF       $   264,925      $       360       $      --
Indian Rupee [INR]                      3/1/06      1,082,539 INR        24,450,352          107,214              --
Indonesian Rupiah [IDR]                 3/1/06     56,420,072 IDR         6,144,304            3,010              --
Norwegian Krone [NOK]                   3/1/06         73,863 NOK        10,945,984           31,621              --
South African Rand [ZAR]                3/6/06          6,454 ZAR         1,045,252               --           3,515
Thailand Baht [THB]              3/1/06-3/2/06         24,185 THB           618,385            1,529              --
                                                                                         ----------------------------
                                                                                             143,734           3,515
                                                                                         ----------------------------
CONTRACTS TO SELL

South African Rand [ZAR]                3/7/06         10,288 ZAR         1,665,878               --           4,130
                                                                                         ----------------------------
Total unrealized appreciation
and depreciation                                                                         $   143,734       $   7,645
                                                                                         ============================

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of February 28, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning currency is as follows:

                             ACQUISITION                    VALUATION AS OF     UNREALIZED
CURRENCY                           DATES          COST    FEBRUARY 28, 2006   DEPRECIATION
------------------------------------------------------------------------------------------
Argentine Peso [ARP]     9/14/05-2/22/06    $7,209,012           $7,172,139        $36,873


                    41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


                    42 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    43 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    44 | OPPENHEIMER DEVELOPING MARKETS FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Mark Madden and the Manager's Global investment team and analysts. Mr. Madden has had over 13 years of experience managing global/international investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other emerging markets funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year, three-year, and five-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other emerging markets funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those


                    45 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $7.0 billion to 0.80% and reduced the management fee on average annual net assets over $10.0 billion to 0.75%.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    46 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: April 19, 2006